UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Leveraged
Company Stock Fund

October 31, 2014

1.797936.111

ALSF-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.2%
Auto Components - 2.1%
Delphi Automotive PLC	446,000	$ 30,765
Tenneco, Inc. (a)	630,300	33,003
TRW Automotive Holdings Corp. (a)	298,400	30,243
		94,011
Automobiles - 4.9%
Ford Motor Co.	7,095,667	99,978
General Motors Co.	3,475,822	109,141
General Motors Co.:
warrants 7/10/16 (a)	384,439	8,331
warrants 7/10/19 (a)	384,439	5,486
Motors Liquidation Co. GUC Trust (a)	100,812	2,329
		225,265
Diversified Consumer Services - 4.2%
Service Corp. International	8,897,167	194,581
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	849,156	23,700
Penn National Gaming, Inc. (a)	297,660	3,896
Station Holdco LLC unit (a)(g)(h)	116,342	43
		27,639
Household Durables - 2.0%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,181,000	4,441
Lennar Corp. Class A (d)	576,600	24,840
Newell Rubbermaid, Inc.	1,935,853	64,522
		93,803
Media - 7.0%
AMC Networks, Inc. Class A (a)	389,700	23,635
Cinemark Holdings, Inc.	2,129,655	75,219
Comcast Corp. Class A	3,208,166	177,572
Gray Television, Inc. (a)(e)	3,167,163	29,265
Nexstar Broadcasting Group, Inc. Class A (d)	394,502	17,800
		323,491
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	314,878	22,054
GameStop Corp. Class A (d)	2,257,875	96,547
Sally Beauty Holdings, Inc. (a)	1,303,600	38,209
		156,810
TOTAL CONSUMER DISCRETIONARY		1,115,600
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.6%
Food Products - 1.3%
ConAgra Foods, Inc.	438,800	$ 15,073
Darling International, Inc. (a)	2,452,617	43,166
		58,239
Personal Products - 0.3%
Revlon, Inc. (a)	459,739	15,769
TOTAL CONSUMER STAPLES		74,008
ENERGY - 8.5%
Energy Equipment & Services - 2.2%
Ensco PLC Class A	90,000	3,653
Halliburton Co.	943,707	52,036
Noble Corp.	753,990	15,773
Oil States International, Inc. (a)	203,434	12,153
Paragon Offshore PLC (a)(d)	251,330	1,224
Schlumberger Ltd.	90,600	8,939
Transocean Ltd. (United States) (d)	316,300	9,435
		103,213
Oil, Gas & Consumable Fuels - 6.3%
Continental Resources, Inc. (a)(d)	769,026	43,350
Denbury Resources, Inc.	1,326,400	16,447
Hess Corp.	633,490	53,726
HollyFrontier Corp.	1,208,529	54,843
Kodiak Oil & Gas Corp. (a)	1,639,653	17,692
Peabody Energy Corp. (d)	1,969,875	20,546
Range Resources Corp.	202,800	13,872
Valero Energy Corp.	1,003,334	50,257
Western Refining, Inc.	393,586	17,944
		288,677
TOTAL ENERGY		391,890
FINANCIALS - 11.3%
Banks - 7.8%
Bank of America Corp.	6,881,001	118,078
Barclays PLC sponsored ADR (d)	1,945,679	29,963
CIT Group, Inc.	170,690	8,352
Citigroup, Inc.	1,110,553	59,448
Huntington Bancshares, Inc.	7,094,120	70,303
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Regions Financial Corp.	4,218,220	$ 41,887
SunTrust Banks, Inc.	836,400	32,737
		360,768
Consumer Finance - 1.0%
American Express Co.	515,752	46,392
Insurance - 1.1%
AFLAC, Inc.	530,400	31,681
Lincoln National Corp.	360,400	19,736
		51,417
Real Estate Investment Trusts - 1.0%
Gaming & Leisure Properties	355,926	11,123
Host Hotels & Resorts, Inc.	832,331	19,402
Sabra Health Care REIT, Inc.	452,492	12,928
		43,453
Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (a)	369,860	15,168
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	2,928
TOTAL FINANCIALS		520,126
HEALTH CARE - 11.7%
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	8,034,144	106,693
Covidien PLC	286,325	26,468
		133,161
Health Care Providers & Services - 6.1%
Community Health Systems, Inc. (a)	1,152,373	63,346
DaVita HealthCare Partners, Inc. (a)	464,906	36,295
HCA Holdings, Inc. (a)	998,521	69,946
Tenet Healthcare Corp. (a)	1,401,363	78,546
Universal Health Services, Inc. Class B	317,795	32,959
		281,092
Pharmaceuticals - 2.7%
Johnson & Johnson	127,900	13,785
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,321,200	$ 76,550
Sanofi SA sponsored ADR	745,266	34,461
		124,796
TOTAL HEALTH CARE		539,049
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	387,924	37,287
Huntington Ingalls Industries, Inc.	196,360	20,779
Textron, Inc.	497,300	20,653
		78,719
Airlines - 4.3%
American Airlines Group, Inc.	1,236,200	51,117
Delta Air Lines, Inc.	2,920,820	117,505
Southwest Airlines Co.	478,033	16,483
United Continental Holdings, Inc. (a)	309,700	16,355
		201,460
Building Products - 0.5%
Allegion PLC	201,992	10,724
Armstrong World Industries, Inc. (a)	240,781	11,659
		22,383
Commercial Services & Supplies - 1.2%
Civeo Corp.	406,868	4,960
Deluxe Corp.	626,387	38,084
Tyco International Ltd.	267,791	11,496
		54,540
Electrical Equipment - 0.5%
Emerson Electric Co.	136,500	8,744
Generac Holdings, Inc. (a)(d)	373,058	16,914
		25,658
Industrial Conglomerates - 0.5%
General Electric Co.	896,117	23,129
Machinery - 1.5%
Harsco Corp.	854,076	18,516
Ingersoll-Rand PLC	605,977	37,946
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Pentair PLC	64,254	$ 4,308
Timken Co.	187,566	8,063
		68,833
Marine - 0.4%
Genco Shipping & Trading Ltd. (a)	457,020	7,130
Navios Maritime Holdings, Inc. (d)	1,788,039	10,532
		17,662
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	583,000	12,779
TOTAL INDUSTRIALS		505,163
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,982,651	48,515
Electronic Equipment & Components - 1.9%
Avnet, Inc.	489,587	21,175
Belden, Inc.	649,536	46,240
Corning, Inc.	605,400	12,368
Viasystems Group, Inc. (a)	441,914	7,013
		86,796
Internet Software & Services - 0.3%
VeriSign, Inc. (a)(d)	194,300	11,611
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)(d)	1,295,308	3,627
Freescale Semiconductor, Inc. (a)	939,600	18,689
Intersil Corp. Class A	1,177,013	15,643
Micron Technology, Inc. (a)	1,890,455	62,555
NXP Semiconductors NV (a)	230,536	15,829
ON Semiconductor Corp. (a)	2,545,694	21,104
		137,447
Software - 1.5%
Citrix Systems, Inc. (a)	190,801	12,255
Microsoft Corp.	1,258,432	59,083
		71,338
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 1.3%
EMC Corp.	1,160,700	$ 33,347
NCR Corp. (a)	882,069	24,407
		57,754
TOTAL INFORMATION TECHNOLOGY		413,461
MATERIALS - 12.7%
Chemicals - 9.6%
H.B. Fuller Co.	380,376	15,964
LyondellBasell Industries NV Class A	4,315,790	395,453
OMNOVA Solutions, Inc. (a)(e)	2,609,132	18,342
Phosphate Holdings, Inc. (a)	192,500	60
W.R. Grace & Co. (a)	154,904	14,654
		444,473
Containers & Packaging - 2.3%
Rock-Tenn Co. Class A	1,847,302	94,489
Sealed Air Corp.	378,366	13,716
		108,205
Metals & Mining - 0.1%
Ormet Corp. (a)	650,000	3
TimkenSteel Corp.	93,783	3,806
		3,809
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp. (a)	1,221,110	17,828
Neenah Paper, Inc.	231,700	14,136
		31,964
TOTAL MATERIALS		588,451
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Frontier Communications Corp. (d)	4,666,144	30,517
Intelsat SA (a)	855,300	16,644
Level 3 Communications, Inc. (a)	184,741	8,666
		55,827
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.5%
Electric Utilities - 0.3%
FirstEnergy Corp.	341,796	$ 12,763
Independent Power Producers & Energy Traders - 2.2%
Calpine Corp. (a)	1,970,200	44,960
The AES Corp.	4,043,395	56,891
		101,851
TOTAL UTILITIES		114,614
TOTAL COMMON STOCKS (Cost $2,664,405)		4,318,189
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $9,025)	360,987	9,649
Nonconvertible Bonds - 0.4%
	Principal Amount (000s)
ENERGY - 0.4%
Energy Equipment & Services - 0.4%
Offshore Group Investment Ltd. 7.5% 11/1/19	$ 11,640	9,923
SAExploration Holdings, Inc. 10% 7/15/19 (f)	6,070	5,584
		15,507
TOTAL NONCONVERTIBLE BONDS (Cost $18,259)		15,507
Money Market Funds - 8.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	265,318,930	$ 265,319
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	127,755,849	127,756
TOTAL MONEY MARKET FUNDS (Cost $393,075)		393,075
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $3,084,764)		4,736,420
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(123,259)
NET ASSETS - 100%		$ 4,613,161
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,584,000 or 0.1% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 4,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 80
Fidelity Securities Lending Cash Central Fund	98
Total	$ 178
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 38,576	$ -	$ -	$ -	$ 29,265
OMNOVA Solutions, Inc.	21,056	-	-	-	18,342
Total	$ 59,632	$ -	$ -	$ -	$ 47,607
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,115,600	$ 1,115,557	$ -	$ 43
Consumer Staples	74,008	74,008	-	-
Energy	391,890	391,890	-	-
Financials	529,775	529,775	-	-
Health Care	539,049	539,049	-	-
Industrials	505,163	505,163	-	-
Information Technology	413,461	413,461	-	-
Materials	588,451	588,451	-	-
Telecommunication Services	55,827	55,827	-	-
Utilities	114,614	114,614	-	-
Corporate Bonds	15,507	-	15,507	-
Money Market Funds	393,075	393,075	-	-
Total Investments in Securities:	$ 4,736,420	$ 4,720,870	$ 15,507	$ 43
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $3,084,867,000. Net unrealized appreciation aggregated $1,651,553,000, of which $1,802,805,000 related to appreciated investment securities and $151,252,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 30, 2014